Leases (Details 2 - Textual) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Short-term contract expenses	R$ 0	R$ 0	R$ 294
Period of lease term of short-term leases	12 months